Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Schedule of automotive joint venture relationships

As of December 31, 2013, our automotive joint venture relationships were as follows:

Location	Dealerships	Ownership Interest
Fairfield, Connecticut	Audi, Mercedes-Benz, Sprinter, Porsche, smart	83.57	%(A) (C)
Greenwich, Connecticut	Mercedes-Benz	80.00	%(B) (C)
Las Vegas, Nevada	Ferrari, Maserati	50.00	%(D)
Frankfurt, Germany	Lexus, Toyota	50.00	%(D)
Aachen, Germany	Audi, Lexus, Skoda, Toyota, Volkswagen, Citroën	50.00	%(D)
Northern Italy	BMW, MINI	70.00	%(C)

(A)    An entity controlled by one of our directors, Lucio A. Noto (the “Investor”), owns a 16.43% interest in this joint venture which entitles the Investor to 20% of the joint venture’s operating profits. In addition, the Investor has an option to purchase up to a total 20% interest in the joint venture for specified amounts.

(B)    An entity controlled by one of our directors, Lucio A. Noto (the “Investor”), owns a 20% interest in this joint venture which entitles the Investor to 20% of the joint venture’s operating profits.

(C)    Entity is consolidated in our financial statements.

(D)    Entity is accounted for using the equity method of accounting.